LVIP American Century Ultra® Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.08%
Aerospace & Defense–1.35%
HEICO Corp.	9,905	$2,715,951
Howmet Aerospace, Inc.	43,978	10,135,170
Rolls-Royce Holdings PLC	165,132	2,508,756
		15,359,877
Automobiles–4.32%
†Tesla, Inc.	132,246	49,162,450
		49,162,450
Biotechnology–2.88%
†Alnylam Pharmaceuticals, Inc.	35,400	11,712,798
†Ascendis Pharma AS ADR	31,076	7,108,013
Regeneron Pharmaceuticals, Inc.	10,667	8,241,751
†Vertex Pharmaceuticals, Inc.	12,933	5,775,102
		32,837,664
Broadline Retail–6.71%
†Amazon.com, Inc.	366,853	76,404,474
		76,404,474
Building Products–1.06%
Advanced Drainage Systems, Inc.	46,395	6,362,146
Johnson Controls International PLC	43,408	5,684,278
		12,046,424
Capital Markets–1.61%
Interactive Brokers Group, Inc. Class A	174,320	11,691,642
MSCI, Inc.	5,373	2,896,101
Tradeweb Markets, Inc. Class A	31,398	3,694,289
		18,282,032
Chemicals–0.81%
Ecolab, Inc.	34,516	9,181,946
		9,181,946
Commercial Services & Supplies–0.19%
Cintas Corp.	12,668	2,142,666
		2,142,666
Communications Equipment–0.43%
†Ciena Corp.	12,492	4,849,769
		4,849,769
Consumer Staples Distribution & Retail–2.40%
Costco Wholesale Corp.	27,403	27,305,171
		27,305,171
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.16%
Constellation Energy Corp.	6,483	$1,810,378
		1,810,378
Electrical Equipment–1.99%
Acuity, Inc.	23,286	6,525,203
Vertiv Holdings Co. Class A	64,630	16,194,985
		22,720,188
Electronic Equipment, Instruments & Components–1.31%
Amphenol Corp. Class A	118,493	14,971,591
		14,971,591
Entertainment–2.80%
†Netflix, Inc.	332,089	31,930,357
		31,930,357
Financial Services–3.77%
Mastercard, Inc. Class A	82,350	41,147,001
Visa, Inc. Class A	5,984	1,808,604
		42,955,605
Health Care Equipment & Supplies–2.82%
†IDEXX Laboratories, Inc.	11,964	6,722,452
†Insulet Corp.	30,352	6,369,064
†Intuitive Surgical, Inc.	41,292	19,035,199
		32,126,715
Hotels, Restaurants & Leisure–1.21%
Booking Holdings, Inc.	758	3,191,423
†Chipotle Mexican Grill, Inc.	104,903	3,357,945
†Viking Holdings Ltd.	53,549	3,934,781
Wingstop, Inc.	21,120	3,272,966
		13,757,115
Insurance–0.16%
Arthur J Gallagher & Co.	8,390	1,817,106
		1,817,106
Interactive Media & Services–13.50%
Alphabet, Inc. Class A	411,957	118,277,600
Meta Platforms, Inc. Class A	61,899	35,414,275
		153,691,875
IT Services–2.30%
†Cloudflare, Inc. Class A	75,992	15,680,189
†Okta, Inc.	37,243	2,931,397
†Snowflake, Inc. Class A	50,232	7,575,990
		26,187,576
Machinery–1.40%
Donaldson Co., Inc.	48,781	4,140,044
Nordson Corp.	10,766	2,864,402
Westinghouse Air Brake Technologies Corp.	35,818	8,951,276
		15,955,722
LVIP American Century Ultra® Fund–1

LVIP American Century Ultra® Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–0.30%
EOG Resources, Inc.	23,552	$3,404,913
		3,404,913
Pharmaceuticals–1.70%
Eli Lilly & Co.	21,008	19,322,528
		19,322,528
Professional Services–0.48%
†Planet Labs PBC	193,875	5,418,806
		5,418,806
Semiconductors & Semiconductor Equipment–23.04%
Analog Devices, Inc.	48,107	15,304,761
Applied Materials, Inc.	59,335	20,280,110
ASML Holding NV	10,958	14,518,437
Broadcom, Inc.	131,786	40,789,085
NVIDIA Corp.	982,718	171,386,019
		262,278,412
Software–11.42%
†AppLovin Corp. Class A	4,706	1,872,988
†Datadog, Inc. Class A	80,939	9,554,849
†Docusign, Inc.	46,719	2,214,948
†Dynatrace, Inc.	76,201	2,817,913
†Fair Isaac Corp.	6,333	6,760,731
Microsoft Corp.	184,878	68,436,289
Oracle Corp.	70,820	10,418,330
†Palantir Technologies, Inc. Class A	82,301	12,038,990
†Synopsys, Inc.	20,287	8,043,390
†Zscaler, Inc.	56,272	7,894,399
		130,052,827
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–0.23%
Tractor Supply Co.	57,217	$2,591,930
		2,591,930
Technology Hardware, Storage & Peripherals–8.73%
Apple, Inc.	391,470	99,351,171
		99,351,171
Total Common Stock (Cost $497,828,796)		1,127,917,288
RIGHTS–0.00%
†=ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

EXCHANGE-TRADED FUND–0.49%
iShares Russell 1000 Growth ETF	13,240	5,645,536
Total Exchange-Traded Fund (Cost $5,905,625)		5,645,536
MONEY MARKET FUND–0.46%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	5,204,541	5,204,541
Total Money Market Fund (Cost $5,204,541)		5,204,541

TOTAL INVESTMENTS–100.03% (Cost $508,943,338)	1,138,771,741
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(337,728)
NET ASSETS APPLICABLE TO 40,656,679 SHARES OUTSTANDING–100.00%	$1,138,434,013

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
LVIP American Century Ultra® Fund–2